Business and Basis of Presentation (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 18, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2022
Class of Stock [Line Items]
Reinsurance agreement, ceding commission			$ 1,202
Jackson
Class of Stock [Line Items]
Capital contribution to subsidiary		$ 500
Athene
Class of Stock [Line Items]
Reinsurance quota share basis	100.00%
Reinsurance agreement, ceding commission	$ 1,200
Jackson Financial | Prudential
Class of Stock [Line Items]
Ownership interest				9.20%
Jackson Financial | Athene
Class of Stock [Line Items]
Ownership interest	9.90%			1.90%
Investment agreement, committed capital	$ 500
Economic ownership percentage	11.10%